RELATED PARTY TRANSACTIONS - Additional Information (Details)	12 Months Ended							12 Months Ended				1 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended																			12 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Feb. 07, 2013 USD ($)	Dec. 31, 2013 Golar LNG Limited [Member] USD ($)	Dec. 31, 2012 Golar LNG Limited [Member] USD ($)	Dec. 31, 2011 Golar LNG Limited [Member] USD ($)	Dec. 31, 2013 High yield bonds [Member] Rate	Oct. 31, 2011 Golar LNG vendor financing loan Golar Freeze [Member]	Dec. 31, 2013 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Dec. 31, 2012 Golar LNG vendor financing loan Golar Freeze [Member] USD ($) Rate		Dec. 31, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Oct. 19, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($) Rate	Jul. 19, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($) Rate	Dec. 31, 2013 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2011 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2013 Bonds [Member] USD ($)		Dec. 31, 2012 Bonds [Member] USD ($)		Dec. 31, 2011 Bonds [Member] USD ($)		Dec. 31, 2013 Golar Energy [Member] USD ($)		Dec. 31, 2012 Golar Energy [Member] USD ($)		Dec. 31, 2011 Golar Energy [Member] USD ($)		Jan. 31, 2012 Golar Energy [Member] Rate	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Apr. 12, 2011 Revolving Credit Facility [Member] USD ($)	Jul. 31, 2012 NR Satu [Member] USD ($)	Jul. 19, 2012 NR Satu [Member] USD ($)	Oct. 19, 2011 NR Satu [Member] USD ($)	Oct. 31, 2011 Golar Freeze Limited [Member] USD ($)	Oct. 19, 2011 Golar Freeze Limited [Member] USD ($)	Nov. 30, 2012 Golar Grand [Member] USD ($)	Nov. 08, 2012 Golar Grand [Member] USD ($)	Dec. 31, 2013 United States of America, Dollars High yield bonds [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars High yield bonds [Member] USD ($)		Dec. 31, 2013 Norway, Krone High yield bonds [Member] NOK	Dec. 31, 2012 Norway, Krone High yield bonds [Member] USD ($)		Dec. 31, 2013 Faraway Maritime Shipping Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 2,569,000	[1]	$ 2,876,000	[1]	$ 1,576,000	[1]
Costs and Expenses, Related Party	6,701,000	[2]	4,222,000	[2]	4,146,000	[2]
Interest Expense, Related Party													0	[3]	11,921,000	[3]	3,085,000	[3]			0	[4]	4,737,000	[4]	0	[4]	1,972,000	[5]	575,000	[5]	0	[5]	0	[6]	829,000	[6]	0	[6]
Related Party Transaction, Expenses from Transactions with Related Party	11,242,000		25,160,000		8,807,000
Accounts Payable, Related Parties, Current	(5,989,000)	[7]	(546,000)	[7]
Lease security deposit movements	4,257,000	[8]	0	[8]
High Yield Bonds Related Party	0	[5]																																																(34,953,000)	[5]		200,000,000	[5]
Related Party Transaction, Due from (to) Related Party	(1,732,000)		(35,499,000)
Management and administrative services agreement fee percentage	5.00%
Required notice for termination of management service agreement	120 days
Debt Instrument, Face Amount																			222,300,000	175,000,000																													227,000,000			1,300,000,000
Debt Instrument, Interest Rate, Stated Percentage											6.485%				6.75%				6.75%	6.75%																			6.75%
Balloon Payment															222,300,000				222,300,000
Debt Instrument, Maturity Date												Oct. 31, 2014								Jul. 31, 2015																				Apr. 13, 2015
Proceeds from Lines of Credit																							155,000,000												25,000,000					20,000,000
Line of Credit Facility, Remaining Borrowing Capacity																				20,000,000																				20,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																								20,000,000	20,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest																																																							60.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	59.00%		46.00%																																																				40.00%
Payments of Ordinary Dividends, Noncontrolling Interest	(10,604,000)		(1,799,000)		(2,399,000)
Business Combination, Consideration Transferred																																										388,000,000			231,300,000		176,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																																											257,600,000			166,000,000		127,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other																																											(1,900,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Long-term Debt																																											0			0		(90,800,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other																																														7,500,000		6,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																																											(255,700,000)			(65,500,000)		(43,100,000)
Business Acquisition, Purchase Price Allocation, Net Impact to Equity																																											132,300,000			165,800,000		133,700,000
Business Acquisition Purchase Consideration																																												385,000,000		330,000,000		265,000,000
Working capital adjustment																																												3,000,000		9,000,000		3,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt							(89,500,000)																																				0			(108,000,000)		0
Acquisition financed by Vendor Financing Loans																																												155,000,000		222,000,000
Acquisition financed by Equity offering proceeds																																												230,000,000
Indemnification under the Omnibus Agreement	3,300,000
Payments of Dividends								63,700,000	47,300,000	19,100,000
Omnibus Agreement deductible	500,000
Omnibus Agreement aggregate cap	$ 5,000,000
Period of indemnification	3

[1]	Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days written notice.
[2]	Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[3]	Golar LNG vendor financing loan - Golar Freeze - In October 2011, in connection with the purchase of the Golar Freeze, we entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012 using the net proceeds from the bond issuance.
[4]	Golar LNG vendor financing loan - NR Satu - In July 2012, in connection with the purchase of the NR Satu, we entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million was drawn down in July 2012. A further $20 million was available for draw down until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012 using the proceeds from the NR Satu facility.
[5]	High-yield bonds - In October 2012, we completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million at the time of issuance. Of this amount, NOK200 million (2012: approximately $35.0 million) was held by Golar until their disposal in November 2013 (see note 20).
[6]	Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25 million on its loan agreement entered into in December 2011 with Golar LNG Energy Limited ("Golar Energy"). The loan was unsecured, repayable on demand and bore interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by us, including Golar Singapore, were extinguished.
[7]	Trading balances - Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on our behalf including ship management and administrative service fees due to Golar.
[8]	Methane Princess Lease security deposit movements - This represents net advances to Golar since the IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided by Golar under the Omnibus Agreement (see below). Accordingly, these amounts held with Golar will be settled as part of the eventual termination of the Methane Princess Lease.